Schedule of Revenue by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets
Revenue	$ 1,298,094	$ 1,067,915	[1]	$ 1,016,707	[1]	$ 1,006,531	[1]	$ 1,031,777	[1]	$ 939,632	$ 783,898	$ 759,684	$ 786,648	$ 3,745,839	$ 3,055,015	$ 4,122,930	$ 3,269,862	$ 2,469,881
United States
Revenues from External Customers and Long-Lived Assets
Revenue	868,052			784,270										2,672,545	2,394,581	3,209,024	2,952,620	2,366,224
United Kingdom
Revenues from External Customers and Long-Lived Assets
Revenue	266,384			181,383										708,089	507,272	696,072	138,486
Other countries
Revenues from External Customers and Long-Lived Assets
Revenue	$ 163,658			$ 51,054										$ 365,205	$ 153,162	$ 217,834	$ 178,756	$ 103,657

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."